PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 22, 2020	Dec. 31, 2020	Dec. 31, 2021	Sep. 17, 2020
Private Placement Warrants [Abstract]
Gross proceeds from issuance of private placement warrants		$ 4,145,000	$ 0
Fair market value of warrants (in dollars per share)				$ 10.00
Other offering expense related to warrant liabilities		$ (55,000)	$ 0
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	4,145,000
Share price (in dollars per share)	$ 1.00
Gross proceeds from issuance of private placement warrants	$ 4,145,000
Fair market value of warrants (in dollars per share)	$ 1.01
Private Placement [Member] | Class A Common Stock [Member] | Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Number of securities called by each warrant (in shares)			1
Warrants exercise price (in dollars per share)			$ 11.50